Balance Sheets (USD $)	Feb. 28, 2011	Feb. 28, 2010
Assets
Cash and cash equivalents	$ 407,912	$ 3,377,404
Accounts receivable	409,692	137,933
Prepaid expenses	136,141	310,953
Deposits	150,000
Net Assets	1,103,745	3,826,290
Equipment (note 4)	217,875	242,887
Total assets	1,321,620	4,069,177
Current
Accounts payable and accrued liabilities	1,690,208	2,772,572
Loans payable (note 9)	12,876	45,303
Promissory notes (note 7)	884,022	775,975
Total liabilities	2,587,106	3,593,850
Stockholders’ equity (deficiency) Capital stock
Common stock Authorized: 200,000,000 shares without par value Issued: 54,003,827 (2010 –53,753,827) (note 11)	30,750,401	30,700,401
Additional paid-in capital	15,262,405	14,438,352
Stock subscriptions	781,000	166,000
Accumulated deficit from prior operations	(2,003,427)	(2,003,427)
Accumulated deficit during the development stage	(46,293,923)	(43,055,507)
Accumulated other comprehensive income	238,058	229,508
Total stockholders’ equity (deficiency)	(1,265,486)	475,327
Total liabilities and stockholders’ equity (deficiency)	$ 1,321,620	$ 4,069,177